Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Discount rates	3.20%	2.20%	1.50%